UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

Annual Report

October 31, 2019

AAM S&P 500
High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets
High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets
High Dividend Value ETF

Ticker: DMDV

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAM ETFs

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

SPDV generated a total return of 6.44% (NAV) and 6.20% (market price), while the underlying index for SPDV generated a total return of 6.82% between November 1, 2018, and October 31, 2019 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® Index, achieved a total return of 14.33%.

Top performing sectors contributing to SPDV’s return during the current fiscal period were information technology, utilities and industrials. Worst performing sectors were consumer discretionary, communication services and materials.

Individual leaders contributing to SPDV’s return over the same current fiscal period were Seagate Technology (82 bps), Healthpeak Properties (78 bps) and Western Union (74 bps). Individual performance laggards Macy’s (-120 bps), CenturyLink (-67 bps) and Kohls (-55 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, EEMD is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

EEMD generated a total return of 2.40% (NAV) and 1.78% (market price) between November 1, 2018 and October 31, 2019 (“current fiscal period”). This compares to the 2.99% of the Index, and a 12.55% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

Top performing sectors contributing to EEMD’s return over the current fiscal period were utilities, information technology and real estate. Worst performing sectors included materials, energy and consumer discretionary.

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited) (Continued)

Individual leaders contributing to EEMD’s return were Cia Saneamento Basico (177 bps), Radiant Opto-Electronics (122 bps) and Longfor Group (121 bps). The individual performance laggards over the current fiscal period were Cielo (-93 bps), Angang Steel (-83 bps) and Matahari Department Store (-81 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, DMDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV generated a total return of 5.64% (NAV) and 5.73% (market price) between November 27, 2018 and October 31, 2019 (the “current fiscal period” since DMDV’s inception). This compares to the 6.17% of the Index, and an 11.89% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors contributing to DMDV’s return over the current fiscal period were real estate, materials and consumer discretionary. Worst performing sectors included energy, consumer staples and information technology.

Individual leaders contributing to DMDV’s return were Fortescue Metals Group (87 bps), Harvey Norman (66 bps) and Pandora (63 bps). The individual performance laggards over the current fiscal period were Sainsbury (-80 bps), Micro Focus International (-76 bps) and Marks & Spencer Group (-72 bps).

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the index. The Funds return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting

AAM ETFs

Management’s Discussion of Fund Performance
(Unaudited) (Continued)

methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500 Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the schedule of investments on page 9 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM S&P 500 High Dividend Value ETF

Performance Summaries
(Unaudited)

Growth of $10,000

Average Annualized Returns October 31, 2019	1 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF - NAV	6.44%	6.47%
AAM S&P 500 High Dividend Value ETF - Market	6.20%	6.43%
S&P 500 Dividend and Free Cash Flow Yield Index	6.82%	6.82%
S&P 500® Index	14.33%	9.97%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM S&P Emerging Markets High Dividend Value ETF

Performance Summaries
(Unaudited)

Growth of $10,000

Average Annualized Returns October 31, 2019	1 Year	Since Inception (11/28/2017)
AAM S&P Emerging Markets High Dividend Value ETF - NAV	2.40%	-3.96%
AAM S&P Emerging Markets High Dividend Value ETF - Market	1.78%	-4.02%
S&P Emerging Markets Dividend and Free Cash Flow Yield Index	2.99%	-3.13%
S&P Emerging Plus LargeMidCap® Index	12.55%	-1.88%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM S&P Developed Markets High Dividend Value ETF

Performance Summaries
(Unaudited)

Growth of $10,000

Total Returns Period Ending October 31, 2019	Since Inception (11/27/2018)
AAM S&P Developed Markets High Dividend Value ETF - NAV	5.64%
AAM S&P Developed Markets High Dividend Value ETF - Market	5.73%
S&P Developed Markets Ex-US Dividend and Free Cash Flow Yield Index	6.17%
S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index	11.89%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 27, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

AAM ETFs

Portfolio Allocations
As of October 31, 2019 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Health Care	10.2%
Energy	9.7
Utilities	9.3
Information Technology	9.3
Real Estate	9.3
Materials	9.1
Communication Services	9.1
Consumer Staples	8.9
Industrials	8.6
Financials	8.4
Consumer Discretionary	7.6
Other Assets in Excess of Liabilities	0.3
Short-Term Investments	0.2
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Information Technology	10.0%
Consumer Discretionary	9.6
Energy	9.4
Utilities	9.2
Financials	9.2
Health Care	8.9
Communication Services	8.9
Consumer Staples	8.9
Industrials	8.8
Real Estate	8.4
Materials	8.0
Other Assets in Excess of Liabilities	0.5
Short-Term Investments	0.2
Total	100.0%

AAM ETFs

Portfolio Allocations
As of October 31, 2019 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Consumer Discretionary	9.6%
Health Care	9.5
Financials	9.4
Communication Services	9.4
Real Estate	9.1
Utilities	9.1
Materials	8.8
Consumer Staples	8.6
Industrials	8.5
Energy	8.4
Information Technology	8.4
Other Assets in Excess of Liabilities	1.1
Short-Term Investments	0.1
Total	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedules of Investments
October 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communication Services — 9.1%
20,232	AT&T, Inc.	$778,730
58,358	CenturyLink, Inc.	755,152
29,429	Interpublic Group of Companies, Inc.	640,081
11,973	Verizon Communications, Inc.	724,007
21,701	Viacom, Inc. - Class B	467,874
		3,365,844
	Consumer Discretionary — 7.6%
64,870	Ford Motor Company	557,233
18,777	Harley-Davidson, Inc.	730,613
12,983	Kohl’s Corporation	665,509
25,813	L Brands, Inc.	439,853
28,655	Macy’s, Inc.	434,410
		2,827,618
	Consumer Staples — 8.9%
13,417	Altria Group, Inc.	600,947
16,599	Campbell Soup Company	768,700
12,683	General Mills, Inc.	645,057
11,827	Molson Coors Brewing Company - Class B	623,520
12,140	Walgreens Boots Alliance, Inc.	665,029
		3,303,253
	Energy — 9.7%
5,285	Chevron Corporation	613,800
13,579	HollyFrontier Corporation	746,030
11,629	Marathon Petroleum Corporation	743,675
6,544	Phillips 66	764,470
7,779	Valero Energy Corporation	754,407
		3,622,382
	Financials — 8.4%
46,730	Huntington Bancshares, Inc.	660,295
36,340	KeyCorp	653,030
13,305	MetLife, Inc.	622,541
11,064	Principal Financial Group, Inc.	590,596

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedules of Investments
October 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Financials — 8.4% (Continued)
6,533	Prudential Financial, Inc.	$595,418
		3,121,880
	Health Care — 10.2%
9,937	AbbVie, Inc.	790,488
3,816	Amgen, Inc.	813,762
14,978	Cardinal Health, Inc.	740,662
12,008	CVS Health Corporation	797,211
10,056	Gilead Sciences, Inc.	640,668
		3,782,791
	Industrials — 8.6%
3,813	Cummins, Inc.	657,666
10,584	Delta Air Lines, Inc.	582,967
8,102	Eaton Corporation plc	705,765
28,157	Nielsen Holdings plc	567,645
5,848	United Parcel Service, Inc. - Class B	673,514
		3,187,557
	Information Technology — 9.3%
4,468	International Business Machines Corporation	597,506
13,748	Seagate Technology plc	797,797
11,685	Western Digital Corporation	603,530
32,434	Western Union Company	812,796
19,040	Xerox Holdings Corporation	646,027
		3,457,656
	Materials — 9.1%
8,177	Eastman Chemical Company	621,779
15,186	International Paper Company	663,325
7,759	LyondellBasell Industries NV - Class A	695,982
6,554	Packaging Corporation of America	717,401
18,212	Westrock Company	680,582
		3,379,069
	Real Estate — 9.3%
20,973	Healthpeak Properties	789,004
37,551	Host Hotels & Resorts, Inc.	615,461

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedules of Investments
October 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Real Estate — 9.3% (Continued)
35,644	Kimco Realty Corporation	$768,485
4,209	Simon Property Group, Inc.	634,212
9,873	Ventas, Inc.	642,732
		3,449,894
	Utilities — 9.3%
39,725	AES Corporation	677,311
23,574	CenterPoint Energy, Inc.	685,296
8,944	Dominion Energy, Inc.	738,327
11,036	Evergy, Inc.	705,311
14,736	Exelon Corporation	670,341
		3,476,586
	TOTAL COMMON STOCKS (Cost $36,457,669)	36,974,530

	SHORT-TERM INVESTMENTS — 0.2%
69,196	Invesco Government & Agency Portfolio - Institutional Class, 1.71% *	69,196
	TOTAL SHORT-TERM INVESTMENTS (Cost $69,196)	69,196
	TOTAL INVESTMENTS — 99.7% (Cost $36,526,865)	37,043,726
	Other Assets in Excess of Liabilities — 0.3%	106,708
	NET ASSETS — 100.0%	$37,150,434

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of October 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Adminstrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedules of Investments
October 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 95.6%
	Brazil — 5.7%
30,000	Cielo SA	$56,048
7,804	Hypera SA	66,913
8,650	Petrobras Distribuidora SA	61,195
		184,156
	China — 24.4%
150,400	Angang Steel Company, Ltd. - H Shares	50,468
88,000	BAIC Motor Corporation, Ltd. - H Shares	54,791
86,000	China Minsheng Banking Corporation, Ltd. - H Shares	60,240
62,000	China Resources Cement Holdings, Ltd.	68,030
29,500	China Shenhua Energy Company, Ltd. - H Shares	59,996
45,000	CITIC, Ltd.	59,137
43,000	Country Garden Holdings Company, Ltd.	59,910
83,000	CSC Financial Company, Ltd. - H Shares	57,715
84,000	Great Wall Motor Company, Ltd. - H Shares	68,377
15,500	Longfor Group Holdings, Ltd.	64,471
50,500	Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd. - Class B	55,651
36,000	Weichai Power Compnay, Ltd. - H Shares	56,864
66,000	Yanzhou Coal Mining Company, Ltd. - H Shares	67,114
		782,764
	Indonesia — 7.2%
670,000	Adaro Energy Tbk PT	62,527
50,000	Indo Tambangraya Megah Tbk PT	47,375
220,000	Matahari Department Store Tbk PT	57,049
422,000	Perusahaan Gas Negara Persero Tbk PT	63,434
		230,385
	Mexico — 1.7%
2,691	Ternium SA - ADR	53,793

	Poland — 1.7%
6,960	PLAY Communications SA	55,206

	Qatar — 3.8%
31,500	Ooredoo QPSC	63,156

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedules of Investments
October 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.6% (Continued)
	Qatar — 3.8% (Continued)
13,700	Qatar Electricity & Water Company QSC	$59,450
		122,606
	Republic of Korea — 3.9%
972	Doosan Corporation	64,998
2,450	Orange Life Insurance, Ltd.	58,962
		123,960
	Russian Federation — 11.3%
7,400	Evraz plc	35,162
838,000	Inter RAO UES PJSC	56,502
1,000	Magnit PJSC	50,444
87,000	Magnitogorsk Iron & Steel Works PJSC	49,603
7,130	Mobile TeleSystems PJSC - ADR	63,813
19,601	VEON, Ltd. - ADR	47,042
1,770	X5 Retail Group NV - GDR	59,224
		361,790
	South Africa — 6.7%
36,109	Life Healthcare Group Holdings, Ltd.	57,195
47,660	Netcare, Ltd.	54,135
93,313	Redefine Properties, Ltd.	46,708
4,302	SPAR Group, Ltd.	57,984
		216,022
	Taiwan, Province of China — 15.2%
26,000	Nanya Technology Corporation	59,789
8,000	Pharmally International Holding Company, Ltd.	60,577
6,000	President Chain Store Corporation	59,920
15,000	Radiant Opto-Electronics Corporation	59,625
3,000	St. Shine Optical Company, Ltd.	46,960
23,000	Uni-President Enterprises Corporation	56,819
136,000	United Microelectronics Corporation	62,548
8,000	Yageo Corporation	82,522
		488,760
	Thailand — 7.0%
26,000	Kiatnakin Bank pcl	56,400

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedules of Investments
October 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.6% (Continued)
	Thailand — 7.0% (Continued)
84,400	Pruksa Holding pcl	$44,164
18,800	Tisco Financial Group pcl	60,706
139,000	TTW pcl	62,606
		223,876
	Turkey — 7.0%
13,194	TAV Havalimanlari Holding AS	60,236
13,449	Tekfen Holding AS	39,905
17,100	Tofas Turk Otomobil Fabrikasi AS	66,992
25,295	Turkcell Iletisim Hizmetleri AS	55,660
		222,793
	TOTAL COMMON STOCKS (Cost $3,352,546)	3,066,111

	PREFERRED STOCKS — 3.7%
	Brazil — 1.7%
16,100	Cia Energetica de Minas Gerais	54,583

	Russian Federation — 2.0%
2,370	Bashneft PJSC	63,993
	TOTAL PREFERRED STOCKS (Cost $121,083)	118,576

	SHORT-TERM INVESTMENTS — 0.2%
7,616	Invesco Government & Agency Portfolio, Institutional Class — 1.71% *	7,616
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,616)	7,616
	TOTAL INVESTMENTS — 99.5% (Cost $3,481,245)	3,192,303
	Other Assets in Excess of Liabilities — 0.5%	16,265
	NET ASSETS — 100.0%	$3,208,568

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedules of Investments
October 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 98.8%
	Australia — 6.9%
3,146	AGL Energy, Ltd.	$42,872
15,178	Harvey Norman Holdings, Ltd.	42,769
25,710	Vicinity Centres	47,293
1,933	Woodside Petroleum, Ltd.	42,882
		175,816
	Canada — 1.9%
2,062	Power Financial Corporation	48,320

	Denmark — 5.6%
2,999	Danske Bank A/S	42,811
1,173	H Lundbeck A/S	40,031
1,177	Pandora A/S	57,904
		140,746
	France — 5.3%
3,748	Credit Agricole SA	48,860
927	Publicis Groupe SA	39,869
846	TOTAL SA	44,488
		133,217
	Germany — 7.8%
682	Bayer AG	52,941
915	Covestro AG	43,946
2,793	Deutsche Telekom AG	49,133
1,713	RWE AG	52,231
		198,251
	Hong Kong — 2.8%
11,000	Kerry Properties, Ltd.	35,648
23,000	NWS Holdings, Ltd.	34,276
		69,924
	Italy — 9.5%
25,221	A2A SpA	50,620
2,844	Eni SpA	43,056
3,250	Fiat Chrysler Automobiles NV	50,501
20,142	Intesa Sanpaolo SpA	50,471

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedules of Investments
October 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.8% (Continued)
	Italy — 9.5% (Continued)
8,834	Snam SpA	$45,336
		239,984
	Japan — 24.2%
1,600	Canon, Inc.	43,839
54	Japan Hotel REIT Investment Corporation	44,807
2,000	Japan Tobacco, Inc.	45,437
900	Lawson, Inc.	49,785
6,800	Marubeni Corporation	48,170
6,600	Mitsubishi Chemical Holdings Corporation	50,710
4,100	Mitsubishi Tanabe Pharma Corporation	49,380
1,700	Nippon Electric Glass Company, Ltd.	38,669
2,100	Nomura Real Estate Holdings, Inc.	50,001
1,600	Showa Denko KK	45,511
14,200	Sojitz Corporation	44,923
3,300	SUMCO Corporation	55,588
1,300	Takeda Pharmaceutical Company, Ltd.	47,235
		614,055
	Norway — 3.3%
1,518	Aker BP ASA	41,979
915	Salmar ASA	42,705
		84,684
	Singapore — 1.8%
3,900	Venture Corporation, Ltd.	45,363

	Spain — 1.7%
5,629	Telefonica SA	43,175

	Sweden — 3.4%
1,663	Intrum AB	44,879
16,800	SSAB AB - Class B	42,304
		87,183
	Switzerland — 2.0%
171	Roche Holding AG	50,914

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedules of Investments
October 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.8% (Continued)
	United Kingdom — 22.6%
8,821	Aviva plc	$47,392
1,210	British American Tobacco plc	42,306
6,739	British Land Company plc	54,118
41,051	Centrica plc	38,544
13,179	Glencore plc	39,675
1,712	Imperial Brands plc	37,492
17,262	Marks & Spencer Group plc	40,542
2,150	Micro Focus International plc	29,490
1,770	Persimmon plc	52,152
1,436	Royal Dutch Shell plc - Class B	41,215
16,314	Royal Mail plc	44,669
27,735	Vodafone Group plc	56,489
3,902	WPP plc	48,633
		572,717
	TOTAL COMMON STOCKS (Cost $2,517,309)	2,504,349

	SHORT-TERM INVESTMENTS — 0.1%
3,601	Invesco Government & Agency Portfolio, Institutional Class — 1.71%*	3,601
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,601)	3,601
	TOTAL INVESTMENTS — 98.9% (Cost $2,520,910)	2,507,950
	Other Assets in Excess of Liabilities — 1.1%	27,308
	NET ASSETS — 100.0%	$2,535,258

Percentages are stated as a percent of net assets.
*	Rate shown is the average annual yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2019

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in securities, at value*	$37,043,726	$3,192,303	$2,507,950
Foreign currency, at value*	—	3	—
Receivables for securities sold	49,826	9,730	10,169
Dividends and interest receivable	65,884	7,842	17,951
Total assets	37,159,436	$3,209,878	$2,536,070

LIABILITIES
Management fees payable	9,002	1,310	812
Total liabilities	9,002	1,310	812
NET ASSETS	$37,150,434	$3,208,568	$2,535,258

Net assets consist of:
Paid-in capital	$37,195,621	$3,844,108	$2,657,949
Total distributable earnings (accumulated deficit)	$(45,187)	$(635,540)	$(122,691)
Net assets	$37,150,434	$3,208,568	$2,535,258

Net asset value:
Net assets	$37,150,434	$3,208,568	$2,535,258
Shares outstanding^	1,400,000	150,000	100,000
Net asset value, offering and redemption price per share	$26.54	$21.39	$25.35
* Identified Cost:
Investments in securities	$36,526,865	$3,481,245	$2,520,910
Foreign currency	$—	$3	$—

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Year/Period Ended October 31, 2019

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF*
INCOME
Dividends ^	$1,226,243	$154,804	$116,495
Interest	993	243	170
Total investment income	1,227,236	155,047	116,665

EXPENSES
Management fees	87,321	14,910	9,019
Total expenses	87,321	14,910	9,019
Net investment income (loss)	1,139,915	140,137	107,646

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	140,072	(277,960)	42,542
Foreign currency	—	4,484	(1,270)
Change in unrealized appreciation (depreciation) on:
Investments	1,350,944	146,452	(12,960)
Foreign currency	—	319	218
Net realized and unrealized gain (loss) on investments	1,491,016	(126,705)	28,530
Net increase (decrease) in net assets resulting from operations	$2,630,931	$13,432	$136,176

^	Net of foreign taxes withheld of $0, $25,513 and $11,161 respectively.
*	Fund commenced operations on November 27, 2018. The information presented is for the period from November 27, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF Statements of Changes in Net Assets
	Year Ended October 31, 2019	Period Ended October 31, 2018*
OPERATIONS
Net investment income (loss)	$1,139,915	$208,008
Net realized gain (loss) on investments	140,072	365,806
Change in unrealized appreciation (depreciation) of investments	1,350,944	(834,083)
Net increase (decrease) in net assets resulting from operations	2,630,931	(260,269)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,015,309)	(180,619)
Total distributions to shareholders	(1,015,309)	(180,619)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,960,910	23,923,010
Transaction fees (Note 6)	—	10
Payments for shares redeemed	(7,795,650)	(4,112,580)
Net increase (decrease) in net assets derived from capital share transactions (a)	16,165,260	19,810,440
Net increase (decrease) in net assets	17,780,882	19,369,552

NET ASSETS
Beginning of year/period	$19,369,552	$—
End of year/period	$37,150,434	$19,369,552

(a)	A summary of capital share transactions is as follows:

	Year Ended October 31, 2019	Period Ended October 31, 2018*
	Shares	Shares
Subscriptions	950,000	900,000
Redemptions	(300,000)	(150,000)
Net income (decrease)	650,000	750,000

*	Fund commenced operations on November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF StatementS of Changes in Net Assets
	Year Ended October 31, 2019	Period Ended October 31, 2018*
OPERATIONS
Net investment income (loss)	$140,137	$112,930
Net realized gain (loss) on investments and foreign currency	(273,476)	81,478
Change in unrealized appreciation (depreciation) on investments and foreign currency	146,771	(435,713)
Net increase (decrease) in net assets resulting from operations	13,432	(241,305)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(118,717)	(92,758)
Total distributions to shareholders	(118,717)	(92,758)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,137,750	3,890,905
Transaction fees (Note 6)	1,461	9,785
Payments for shares redeemed	—	(1,391,985)
Net increase (decrease) in net assets derived from capital share transactions (a)	1,139,211	2,508,705
Net increase (decrease) in net assets	1,033,926	2,174,642

NET ASSETS
Beginning of year/period	$2,174,642	$—
End of year/period	$3,208,568	$2,174,642

(a)	A summary of capital share transactions is as follows:

	Year Ended October 31, 2019	Period Ended October 31, 2018*
	Shares	Shares
Subscriptions	50,000	150,000
Redemptions	—	(50,000)
Net increase (decrease)	50,000	100,000

*	Fund commenced operations on November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF Statement of Changes in Net Assets
Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$107,646
Net realized gain (loss) on investments and foreign currency	41,272
Change in unrealized appreciation (depreciation) on investments and foreign currency	(12,742)
Net increase (decrease) in net assets resulting from operations	136,176

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(84,118)
Total distributions to shareholders	(84,118)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,007,980
Transaction fees (Note 6)	—
Payments for shares redeemed	(2,524,780)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,483,200
Net increase (decrease) in net assets	2,535,258

NET ASSETS
Beginning of period	$—
End of period	$2,535,258

(a)	A summary of capital share transactions is as follows:

Period Ended October 31, 2019*
Shares
Subscriptions	200,000
Redemptions	(100,000)
Net increase (decrease)	100,000

*	Fund commenced operations on November 27, 2018. The information presented is the period from November 27, 2018 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of year/period	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	0.64	0.76
Total from investment operations	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.90)	(0.68)
Total distributions	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	— (4)	0.00	(4)
Net asset value, end of year/period	$26.54	$25.83

Total return	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	3.78%	3.05	%(6)
Portfolio turnover rate (7)	42%	38	%(5)

(1)	Commenced operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period.

	Year Ended October 31, 2019	Period Ended October 31, 2018(1)
Net asset value, beginning of year/period	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.01	1.13
Net realized and unrealized gain (loss) on investments and foreign currency(3)	(0.51)	(3.55)
Total from investment operations	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.87)	(0.93)
Total distributions	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.01	0.10
Net asset value, end of year/period	$21.39	$21.75

Total return	2.40%	-9.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	4.61%	4.95	%(5)
Portfolio turnover rate (6)	124%	104	%(4)

(1)	Commenced operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period.

	Period Ended October 31, 2019(1)
Net asset value, beginning of period	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.29
Total from investment operations	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.84)
Total distributions	(0.84)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—
Net asset value, end of period	$25.35

Total return	5.64	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(4)
Net investment income (loss) to average net assets	4.65	%(4)
Portfolio turnover rate (5)	87	%(3)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
October 31, 2019

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Markets Ex-US Dividend and Free Cash Flow Yield Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017 and AAM S&P Developed Markets High Dividend Value ETF commenced operations on November 27, 2018.

The end of the reporting period for the Funds is October 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended October 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,974,530	$—	$—	$36,974,530
Short-Term Investments	69,196	—	—	69,196
Total Investments in Securities	$37,043,726	$—	$—	$37,043,726

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,066,111	$—	$—	$3,066,111
Preferred Stocks	118,576	—	—	118,576
Short-Term Investments	7,616	—	—	7,616
Total Investments in Securities	$3,192,303	$—	$—	$3,192,303

^	See Schedule of Investments for breakout of investments by country.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,504,349	$—	$—	$2,504,349
Short-Term Investments	3,601	—	—	3,601
Total Investments in Securities	$2,507,950	$—	$—	$2,507,950

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (accumulated deficit)	Paid-In Capital
AAM S&P 500 Developed Markets High Dividend Value ETF	$(763,917)	$763,917
AAM S&P Emerging Markets High Dividend Value ETF	$—	$—
AAM S&P Developed Markets High Dividend Value ETF	$(174,749)	$174,749

During the period ended October 31, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 Developed Markets High Dividend Value ETF	$763,917
AAM S&P Emerging Markets High Dividend Value ETF	$—
AAM S&P Developed Markets High Dividend Value ETF	$174,753

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval. There were no other events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Statements Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29%, AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49% and AAM S&P Developed Markets High Dividend Value ETF pays the adviser 0.39% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$12,477,211	$12,354,782
AAM S&P Emerging Markets High Dividend Value ETF	$4,312,709	$3,743,990
AAM S&P Developed Markets High Dividend Value ETF	$2,142,458	$2,836,523

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$23,895,300	$7,791,890
AAM S&P Emerging Markets High Dividend Value ETF	$591,228	$—
AAM S&P Developed Markets High Dividend Value ETF	$4,994,372	$1,825,717

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$36,980,282	$3,511,397	$2,575,671
Gross tax unrealized appreciation	$2,747,594	$135,871	$146,144
Gross tax unrealized depreciation	(2,684,150)	(454,965)	(213,647)
Net tax unrealized appreciation (depreciation)	63,444	(319,094)	(67,503)
Undistributed ordinary income	167,369	68,030	37,907
Undistributed long term capital gains	—	—	—
Accumulated gain (loss)	167,369	68,030	37,907
Other accumulated gain (loss)	(276,000)	(384,476)	(93,095)
Distributable earnings (accumulated deficit)	$(45,187)	$(635,540)	$(122,691)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2019, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$276,000	$—
AAM S&P Emerging Markets High Dividend Value ETF	$290,822	$93,654
AAM S&P Developed Markets High Dividend Value ETF	$93,095	$—

These amounts do not have an expiration date.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

The tax character of distributions declared by the Funds during current fiscal period were as follows:

	Year Ended October 31, 2019
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
AAM S&P 500 High Dividend Value ETF	$1,010,297	$5,012	$—
AAM S&P Emerging Markets High Dividend Value ETF	118,717	—	—
AAM S&P Developed Markets High Dividend Value ETF	84,118	—	—

	Period Ended October 31, 2018
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
AAM S&P 500 High Dividend Value ETF	$180,619	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	92,758	—	—
AAM S&P Developed Markets High Dividend Value ETF	N/A	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction for AAM S&P 500 High Dividend Value ETF is $250 and for AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF is $1000, payable to the Custodian. The fixed fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

AAM ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, and AAM S&P Developed Markets High Dividend Value ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2019, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF, and the related statements of operations and changes in net assets and the financial highlights for the period November 27, 2018 (commencement of operations) to October 31, 2019 for AAM S&P Developed Markets High Dividend Value ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating

AAM ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 27, 2019

AAM ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	50	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	50	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	50	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	50	None

AAM ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason Shlensky Born: 1987	Assistant Treasurer	Indefinite term; Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov, or by accessing the Fund’s website at www.aamlive.com.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2019 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,019.60	$1.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.74	$1.48

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 975.50	$2.44
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.74	$2.50

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(3)
Actual	$1,000.00	$1,010.70	$1.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.24	$1.99

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	99.59%
AAM S&P Emerging Markets High Dividend Value ETF	58.78%
AAM S&P Developed Markets High Dividend Value ETF	85.52%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2019 was as follows:

AAM S&P 500 High Dividend Value ETF	90.65%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%

AAM ETFs

FEDERAL TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$ —	$ —	—
AAM S&P Emerging Markets High Dividend Value ETF	$ 25,513	$ 1.2004982	99.83%
AAM S&P Developed Markets High Dividend Value ETF	$ 11,029	$ 1.2765798	99.89%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the (SAI). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Index Provider

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, NY 10041

Distributor

Quasar Distributors, LLC

777 East Wisconsin Street, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$14,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AAM S&P 500 High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	January 8, 2020